Organization and Business Operations - Additional Information (Detail) - USD ($)				12 Months Ended
	Dec. 07, 2021	Apr. 13, 2021	Mar. 25, 2021	Dec. 31, 2021	Jan. 13, 2021
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Company incorporation date of incorporation				Jan. 13, 2021
Proceeds from initial public offering			$ 350,000,000
Total transaction costs incurred in connection with initial public offering				$ 19,845,525
Underwriting discount				7,000,000
Deferred underwriting discount non current				14,087,500
Deferred underwriting discount non current				12,250,000
Other offering costs				595,525
Proceeds from gross proceeds				9,000,000
Cash				$ 507,233
Term of restricted investments				180 days
Per share value of restricted asset				$ 10.00
Percentage of public shares to be redeemed in case business combination is not consummated				100.00%
Period within which business combination shall be consummated from the consummation of initial public offer				24 months
Temporary equity redemption price per share				$ 10.00
Minimum net worth to consummate business combination				$ 5,000,001
Percentage of public shares that can be transferred without any restriction				15.00%
Number of days within which public shares shall be redeemed				10 days
Expenses payable on dissolution				$ 100,000
Net working capital				$ 2,284,652
Treehouse Merger Sub, Inc [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Percentage of vesting of award under share-based payment arrangement.	10.00%
Private Placement Warrants
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Class of warrants or rights exercise price per share					$ 11.50
Proceeds from gross proceeds		$ 1,050,000
Class of warrants or rights warrants issued during the period units		700,000		6,000,000
Class of warrants or rights warrants issued issue price per warrant					$ 1.50
Minimum
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Prospective assets of acquiree as a percentage of fair value of assets in the trust account				80.00%
Equity method investment ownership percentage				50.00%
IPO
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock issued during the period shares		40,250,000
Total transaction costs incurred in connection with initial public offering				$ 22,733,025
Over-Allotment Option
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Proceeds from initial public offering		$ 52,500,000
Deferred underwriting discount non current				1,837,500
Underwriting discount				1,050,000
Units issued during period shares new issues		5,250,000
Stock issuance costs				2,887,500
Class A Ordinary Shares
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock par or stated value per share			$ 0.0001
Proceeds from initial public offering				$ 402,500,000
Class A Ordinary Shares | IPO
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock issued during the period shares			35,000,000	40,250,000
Common stock par or stated value per share			$ 0.0001
Class of warrants or rights number of shares called by each warrant or right			1
Class of warrants or rights exercise price per share			$ 11.50
Sale of stock issue price per share			$ 10.00